Annual Total Returns[BarChart] - Xtrackers MSCI All World ex US Hedged Equity ETF - Xtrackers MSCI All World ex US Hedged Equity ETF	2015	2016	2017	2018	2019	2020
Total	0.33%	6.44%	18.49%	(9.48%)	22.24%	6.95%